Offerings	May 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.625% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated and is being paid in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price of the registrant’s 6.625% Notes due 2030 (the “Notes”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 6.625% Notes due 2030
Amount of Registration Fee	$ 0
Offering Note
(1)
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The registration fee is calculated and is being paid in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), based on the maximum aggregate offering price of the registrant’s 6.625% Notes due 2030 (the “Notes”).

(2)
The Notes are being guaranteed, jointly and severally, on a senior unsecured basis, by certain U.S. and Canadian subsidiaries of the registrant that also guarantee the registrant’s obligations under certain of its senior secured credit facilities and senior unsecured notes. Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable with respect to such guarantees.